CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of long-lived assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 84,403	$ 82,246
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	64,018	62,606
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	4,564	5,000
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	5,620	3,733
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,117	9,426
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,084	$ 1,481